COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.   COMMITMENTS AND CONTINGENCIES

As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2018, the total amount of these guarantees was $358.9 million.

Certain of the Company’s properties are subject to royalty arrangements. Set out below are the Company’s most significant royalty arrangements.

•

The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the Kittila mine’s operations commenced, the Company has been required to pay 2.0% on net smelter returns, defined as revenue less processing costs. The royalty is paid on an annual basis in the following year.

•

The Company is committed to pay 2.0% net smelter return on the Barsele property in Sweden. The net smelter return is defined as gross proceeds less refining costs. Payment  is required quarterly one month in arrears. The Company has a buyout option to repurchase the royalty for aggregate consideration of $5.0 million.

•

The Partnership is committed to pay a royalty on production from certain properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 1.5% to 5.0%.

•	The Company is committed to pay 2.0% net smelter return royalties on the LaRonde Zone 5 mine in Quebec, Canada.
•	The Company is committed to pay a 12.0% net profits interest royalty on production from the Meadowbank mine in Nunavut, Canada.
•

The Company is committed to pay a royalty on production from certain properties in Mexico. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 2.5% to 3.5% at the Pinos Altos and Creston Mascota mines and 0.5% at the La India mine.

The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

The Company had the following purchase commitments as at December 31, 2018, of which $90.4 million related to capital expenditures:

Purchase
Commitments
2019	$67,568
2020	25,916
2021	5,559
2022	3,481
2023	453
Thereafter	1,625
Total	$104,602